SUPPLEMENT DATED APRIL 1, 2019

FIRST INVESTORS INCOME AND EQUITY FUNDS PROSPECTUS
DATED JANUARY 31, 2019

As of April 1, 2019, the 12b-1 fees paid by Class A shares of the funds listed below was lowered to 0.25% per annum.  Accordingly, the following changes apply to the prospectus:

1.	In the “The Funds Summary Section” for each of the following funds, the “Annual Fund Operating Expenses” table is deleted and replaced with the following:

First Investors Floating Rate Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the total value of your investment)	Class A	Advisor Class	Institutional Class
Management Fees	0.60%	0.60%	0.60%
Distribution and Service (12b-1) Fees[2]	0.25%	None	None
Other Expenses	0.31%	0.26%	0.15%
Total Annual Fund Operating Expenses	1.16%	0.86%	0.75%
Fee Limitation, Expense Reimbursement and/or Recoupment[3]	-0.06%	0.04%	None
Total Annual Fund Operating Expenses After Fee Limitation, Expense Reimbursement and/or Recoupment	1.10%	0.90%	0.75%
1. A contingent deferred sales charge of 1% will be assessed on certain redemptions of Class A shares that are purchased without a sales charge, as described further in the “What are the sales charges?” section of the prospectus.
2. The expense information in the table has been restated to reflect a decrease in the 12b-1 fees for Class A shares effective as of April 1, 2019.
3. The Adviser and Transfer Agent have contractually agreed to limit fees and/or reimburse expenses of the Fund until at least January 31, 2020, to the extent that Total Annual Fund Operating Expenses (exclusive of interest expenses, taxes, brokerage commissions, acquired fund fees and expenses, dividend costs related to short sales, and extraordinary expenses, such as litigation expenses, if any) exceed 1.10% for Class A shares.  The Adviser and Transfer Agent can be reimbursed by the Fund within three years after the date the fee limitation and/or expense reimbursement has been made by the Adviser or Transfer Agent, provided that such repayment does not cause the expenses of the Fund’s Class A shares to exceed the applicable expense ratio in place at the time expenses were waived or assumed or the current limits established under the Expense Limitation Agreement.  The fee limitation and/or expense reimbursement may be terminated or amended prior to January 31, 2020, only with the approval of the Fund’s Board of Trustees.  During the fiscal year ended September 30, 2018, the Fund paid the Adviser for amounts previously waived and/or reimbursed by the Adviser for Advisor Class shares.

First Investors Fund For Income

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the total value of your investment)	Class A	Class B	Advisor Class	Institutional Class
Management Fees	0.72%	0.72%	0.72%	0.72%
Distribution and Service (12b-1) Fees[2]	0.25%	1.00%	None	None
Other Expenses	0.22%	0.32%	0.23%	0.09%
Total Annual Fund Operating Expenses	1.19%	2.04%	0.95%	0.81%
1. A contingent deferred sales charge of 1% will be assessed on certain redemptions of Class A shares that are purchased without a sales charge, as described further in the “What are the sales charges?” section of the prospectus.
2. The expense information in the table has been restated to reflect a decrease in the 12b-1 fees for Class A shares effective as of April 1, 2019.

First Investors International Opportunities Bond Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the total value of your investment)	Class A	Advisor Class	Institutional Class
Management Fees	0.75%	0.75%	0.75%
Distribution and Service (12b-1) Fees[2]	0.25%	None	None
Other Expenses	0.35%	0.33%	0.18%
Total Annual Fund Operating Expenses	1.35%	1.08%	0.93%
1. A contingent deferred sales charge of 1% will be assessed on certain redemptions of Class A shares that are purchased without a sales charge, as described further in the “What are the sales charges?” section of the prospectus.
2.  The expense information in the table has been restated to reflect a decrease in 12b-1 fees for Class A shares effective as of April 1, 2019.

First Investors Investment Grade Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the total value of your investment)	Class A	Class B	Advisor Class	Institutional Class
Management Fees	0.66%	0.66%	0.66%	0.66%
Distribution and Service (12b-1) Fees[2]	0.25%	1.00%	None	None
Other Expenses	0.21%	0.38%	0.17%	0.09%
Total Annual Fund Operating Expenses	1.12%	2.04%	0.83%	0.75%
Fee Waiver[3]	-0.07%	-0.07%	-0.07%	-0.07%
Total Annual Fund Operating Expenses After Fee Waiver	1.05%	1.97%	0.76%	0.68%
1. A contingent deferred sales charge of 1% will be assessed on certain redemptions of Class A shares that are purchased without a sales charge, as described further in the “What are the sales charges?” section of the prospectus.
2. The expense information in the table has been restated to reflect a decrease in the 12b-1 fees for Class A shares effective as of   April 1, 2019.
3. The Adviser has contractually agreed to waive the Management Fees of the Fund until at least January 31, 2020 to the extent that the Management Fees exceeds 0.59% of the Fund’s average daily net assets. The fee waiver may be terminated or amended prior to January 31, 2020, only with the approval of the Fund’s Board of Trustees.

First Investors Limited Duration Bond Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the total value of your investment) [2]	Class A	Advisor Class	Institutional Class
Management Fees	0.41%	0.41%	0.41%
Distribution and Service (12b-1) Fees	0.25%	None	None
Other Expenses	0.32%	0.35%	0.19%
Total Annual Fund Operating Expenses	0.98%	0.76%	0.60%
Fee Limitation and/or Expense Reimbursement[3]	-0.19%	-0.25%	-0.24%
Total Annual Fund Operating Expenses After Fee Limitation and/or Expense Reimbursement	0.79%	0.51%	0.36%
1. A contingent deferred sales charge of 1% will be assessed on certain redemptions of Class A shares that are purchased without a sales charge, as described further in the “What are the sales charges?” section of the prospectus.
2. The expense information in the table has been restated to reflect a decrease in the advisory fee effective as of January 31, 2018 and a decrease in the 12b-1 fees for Class A shares effective as of April 1, 2019.
3. The Adviser and transfer agent have contractually agreed to limit fees and/or reimburse expenses of the Fund until at least January 31, 2020, to the extent that Total Annual Fund Operating Expenses (exclusive of interest expenses, taxes, brokerage commissions, acquired fund fees and expenses, dividend costs related to short sales, and extraordinary expenses, such as litigation expenses, if any) exceed 0.79% for Class A shares, 0.51% for Advisor Class shares and 0.36% for Institutional Class shares.  The Adviser and the transfer agent can be reimbursed by the Fund within three years after the date the fee limitation and/or expense reimbursement has been made by the Adviser or the transfer agent, respectively, provided that such repayment does not cause the expenses of the Fund’s Class A, Advisor Class or Institutional Class shares to exceed the applicable expense ratio in place at the time the expenses are waived or assumed or the current limits established under the Expense Limitation Agreements.  The fee limitation and/or expense reimbursement may be terminated or amended prior to January 31, 2020, only with the approval of the Fund’s Board of Trustees.

First Investors Strategic Income Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the total value of your investment)	Class A	Advisor Class
Management Fees	0.05%	0.05%
Distribution and Service (12b-1) Fees[2]	0.25%	None
Other Expenses	0.21%	0.16%
Acquired (Underlying) Funds Fees and Expenses	0.65%	0.65%
Total Annual Fund Operating Expenses	1.16%	0.86%
1. A contingent deferred sales charge of 1% will be assessed on certain redemptions of Class A shares that are purchased without a sales charge, as described further in the “What are the sales charges?” section of the prospectus.
2. The expense information in the table has been restated to reflect a decrease in the 12b-1 fees for Class A shares effective  as of April 1, 2019.

First Investors Equity Income Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the total value of your investment)	Class A	Class B	Advisor Class	Institutional Class
Management Fees	0.73%	0.73%	0.73%	0.73%
Distribution and Service (12b-1) Fees[2]	0.25%	1.00%	None	None
Other Expenses	0.18%	0.32%	0.13%	0.08%
Total Annual Fund Operating Expenses	1.16%	2.05%	0.86%	0.81%
1. A contingent deferred sales charge of 1% will be assessed on certain redemptions of Class A shares that are purchased without a sales charge, as described further in the “What are the sales charges?” section of the prospectus.
2. The expense information in the table has been restated to reflect a reduction of 12b-1 fees for Class A shares effective  as of April 1, 2019.

First Investors Global Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the total value of your investment)	Class A	Class B	Advisor Class	Institutional Class
Management Fees	0.95%	0.95%	0.95%	0.95%
Distribution and Service (12b-1) Fees[2]	0.25%	1.00%	None	None
Other Expenses	0.23%	0.33%	0.15%	0.10%
Total Annual Fund Operating Expenses	1.43%	2.28%	1.10%	1.05%
1. A contingent deferred sales charge of 1% will be assessed on certain redemptions of Class A shares that are purchased without a sales charge , as described further in the “What are the sales charges?” section of the prospectus.
2. The expense information in the table has been restated to reflect a decrease in the 12b-1 fees for Class A shares effective as of April 1, 2019.

First Investors Growth & Income Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the total value of your investment)	Class A	Class B	Advisor Class	Institutional Class
Management Fees	0.68%	0.68%	0.68%	0.68%
Distribution and Service (12b-1) Fees[2]	0.25%	1.00%	None	None
Other Expenses	0.17%	0.26%	0.12%	0.07%

Total Annual Fund Operating Expenses	1.10%	1.94%	0.80%	0.75%
1. A contingent deferred sales charge of 1% will be assessed on certain redemptions of Class A shares that are purchased without a sales charge, as described further in the “What are the sales charges?” section of the prospectus.
2. The expense information in the table has been restated to reflect a decrease in the 12b-1 fees for Class A shares effective as of April 1, 2019.

First Investors International Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the total value of your investment)	Class A	Class B	Advisor Class	Institutional Class
Management Fees	0.97%	0.97%	0.97%	0.97%
Distribution and Service (12b-1) Fees[2]	0.25%	1.00%	None	None
Other Expenses	0.29%	0.41%	0.21%	0.12%
Total Annual Fund Operating Expenses	1.51%	2.38%	1.18%	1.09%
1. A contingent deferred sales charge of 1% will be assessed on certain redemptions of Class A shares that are purchased without a sales charge, as described further in the “What are the sales charges?” section of the prospectus.
2.  The expense information in the table has been restated to reflect a decrease in the 12b-1 fees for Class A shares effective as of April 1, 2019.

First Investors Opportunity Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the total value of your investment)	Class A	Class B	Advisor Class	Institutional Class
Management Fees	0.70%	0.70%	0.70%	0.70%
Distribution and Service (12b-1) Fees[2]	0.25%	1.00%	None	None
Other Expenses	0.21%	0.27%	0.20%	0.08%
Total Annual Fund Operating Expenses	1.16%	1.97%	0.90%	0.78%
1. A contingent deferred sales charge of 1% will be assessed on certain redemptions of Class A shares that are purchased without a sales charge, as described further in the “What are the sales charges?” section of the prospectus.
2. The expense information in the table has been restated to reflect a decrease in the 12b-1 fees for Class A shares effective as of April 1, 2019.

First Investors Select Growth Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the total value of your investment)	Class A	Class B	Advisor Class	Institutional Class
Management Fees	0.73%	0.73%	0.73%	0.73%
Distribution and Service (12b-1) Fees[2]	0.25%	1.00%	None	None
Other Expenses	0.19%	0.25%	0.10%	0.07%
Total Annual Fund Operating Expenses	1.17%	1.98%	0.83%	0.80%
1. A contingent deferred sales charge of 1% will be assessed on certain redemptions of Class A shares that are purchased without a sales charge, as described further in the “What are the sales charges?” section of the prospectus.
2.  The expense information in the table has been restated to reflect a decrease in the 12b-1 fees for Class A shares effective as of April 1, 2019.

First Investors Special Situations Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the total value of your investment)	Class A	Class B	Advisor Class	Institutional Class
Management Fees	0.78%	0.78%	0.78%	0.78%
Distribution and Service (12b-1) Fees[2]	0.25%	1.00%	None	None

Other Expenses	0.21%	0.29%	0.17%	0.08%
Total Annual Fund Operating Expenses	1.24%	2.07%	0.95%	0.86%
1. A contingent deferred sales charge of 1% will be assessed on certain redemptions of Class A shares that are purchased without a sales charge, as described further in the “What are the sales charges?” section of the prospectus.
2. The expense information in the table has been restated to reflect a decrease in the 12b-1 fees for Class A shares effective as of April 1, 2019.

First Investors Total Return Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the total value of your investment)	Class A	Class B	Advisor Class	Institutional Class
Management Fees	0.69%	0.69%	0.69%	0.69%
Distribution and Service (12b-1) Fees[2]	0.25%	1.00%	None	None
Other Expenses	0.19%	0.25%	0.15%	0.08%
Total Annual Fund Operating Expenses	1.13%	1.94%	0.84%	0.77%
1. A contingent deferred sales charge of 1% will be assessed on certain redemptions of Class A shares that are purchased without a sales  charge, as described further in the “What are the sales charges?” section of the prospectus.
2. The expense information in the table has been restated to reflect a decrease in the 12b-1 fees for Class A shares effective as of April 1, 2019.

2.	In the “The Funds Summary Section” for each of the following funds, each table under the heading “Example” is deleted and replaced with the following :

First Investors Floating Rate Fund

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$359	$603	$867	$1,619
Advisor Class Shares	$92	$278	$481	$1,064
Institutional Class Shares	$77	$240	$417	$930

First Investors Fund For Income

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$516	$763	$1,028	$1,785
Class B Shares	$607	$940	$1,298	$2,150
Advisor Class Shares	$97	$303	$525	$1,166
Institutional Class Shares	$83	$259	$450	$1,002

	1 Year	3 Years	5 Years	10 Years
Class B Shares	$207	$640	$1,098	$2,150

First Investors International Opportunities Bond Fund

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$532	$811	$1,110	$1,959
Advisor Class Shares	$110	$343	$595	$1,317
Institutional Class Shares	$95	$296	$515	$1,143

First Investors Investment Grade Fund

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$503	$735	$986	$1,703
Class B Shares	$600	$933	$1,292	$2,127
Advisor Class Shares	$78	$258	$454	$1,019
Institutional Class Shares	$69	$233	$410	$924

	1 Year	3 Years	5 Years	10 Years
Class B Shares	$200	$633	$1,092	$2,127

First Investors Limited Duration Bond Fund

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$329	$536	$760	$1,404
Advisor Class Shares	$52	$218	$398	$919
Institutional Class Shares	$37	$168	$311	$727

First Investors Strategic Income Fund

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$513	$754	$1,013	$1,753
Advisor Class Shares	$88	$274	$477	$1,061

First Investors Equity Income Fund

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$686	$922	$1,177	$1,903
Class B Shares	$608	$943	$1,303	$2,151
Advisor Class Shares	$88	$274	$477	$1,061
Institutional Class Shares	$83	$259	$450	$1,002

	1 Year	3 Years	5 Years	10 Years
Class B Shares	$208	$643	$1,103	$2,151

First Investors Global Fund

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$712	$1,001	$1,312	$2,190
Class B Shares	$631	$1,012	$1,420	$2,402
Advisor Class Shares	$112	$350	$606	$1,340
Institutional Class Shares	$107	$334	$579	$1,283

	1 Year	3 Years	5 Years	10 Years
Class B Shares	$231	$712	$1,220	$2,402

First Investors Growth &Income Fund

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$681	$905	$1,146	$1,838

Class B Shares	$597	$909	$1,247	$2,046
Advisor Class Shares	$82	$255	$444	$990
Institutional Class Shares	$77	$240	$417	$930

	1 Year	3 Years	5 Years	10 Years
Class B Shares	$197	$609	$1,047	$2,046

First Investors International Fund

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$720	$1,025	$1,351	$2,273
Class B Shares	$641	$1,042	$1,470	$2,500
Advisor Class Shares	$120	$375	$649	$1,432
Institutional Class Shares	$111	$347	$601	$1,329

	1 Year	3 Years	5 Years	10 Years
Class B Shares	$241	$742	$1,270	$2,500

First Investors Opportunity Fund

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$686	$922	$1,177	$1,903
Class B Shares	$600	$918	$1,262	$2,086
Advisor Class Shares	$92	$287	$498	$1,108
Institutional Class Shares	$80	$249	$433	$966

	1 Year	3 Years	5 Years	10 Years
Class B Shares	$200	$618	$1,062	$2,086

First Investors Select Growth Fund

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$687	$925	$1,182	$1,914
Class B Shares	$601	$921	$1,268	$2,097
Advisor Class Shares	$85	$265	$460	$1,025
Institutional Class Shares	$82	$255	$444	$990

	1 Year	3 Years	5 Years	10 Years
Class B Shares	$201	$621	$1,068	$2,097

First Investors Special Situations Fund

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$694	$946	$1,217	$1,989
Class B Shares	$610	$949	$1,314	$2,187
Advisor Class Shares	$97	$303	$525	$1,166
Institutional Class Shares	$88	$274	$477	$1,061

	1 Year	3 Years	5 Years	10 Years
Class B Shares	$210	$649	$1,114	$2,187

First Investors Total Return Fund

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$684	$913	$1,161	$1,871
Class B Shares	$597	$909	$1,247	$2,054
Advisor Class Shares	$86	$268	$466	$1,037
Institutional Class Shares	$79	$246	$428	$954

	1 Year	3 Years	5 Years	10 Years
Class B Shares	$197	$609	$1,047	$2,054

3.	In the “Shareholder Information Section” under the subheading “What are the Sales Charges?” the fourth sentence in the first paragraph on page 198 is deleted and replaced with the following:

The plans provide for payments at annual rates (based on average daily net assets) of up to 0.25% on Class A shares and 1.00% on Class B shares.

4.
In the “Shareholder Information Section” under the subsection “Are sales charge discounts and waivers available?” under the heading “B. Sales Charge Waivers and Discounts (subject to sub-section “C. Intermediary-Specific Sales Charge Waivers and Discounts” below)”, the following is added as the 19th item:

19. Clients of financial intermediaries who have entered into an agreement with FFS, as distributor of the Funds and have been approved by FFS to offer Fund shares through a network, platform or self-directed investment brokerage account that may charge a transaction or other fee to customers.

5.	All references to the website “foresters.com” are deleted and replaced with “firstinvestorsfunds.com”.

In addition, the following changes apply to the First Investors Strategic Income Fund:

1.	In the “Fund Summary Section” for the First Investors Strategic Income Fund, the fifth paragraph under the “Principal Investment Strategies” heading is deleted and replaced with the following:

The Fund will invest in and adjust its allocation to particular Underlying Funds and direct investments based on a relative value analysis and the Adviser’s macroeconomic outlook.  In particular, the relative value analysis looks at the historical relationships among different asset classes and sectors, and the macroeconomic outlook looks at, among other factors, interest rate forecasts, economic forecasts, and monetary policy expectations.  Following this analysis, a blend of Underlying Funds and direct investments are chosen based on the assets the Adviser believes will provide the best risk-adjusted total return.  Underlying Funds will be selected based on their respective investment objectives, policies, investment strategies and asset class and sector exposures.  While the Fund can invest in any or all of the Underlying Funds, the Fund may not be invested in any one of the Underlying Funds at any particular time.

2.
In “The Funds in Greater Detail” section for the First Investors Strategic Income Fund, the sixth paragraph under the “Principal Investment Strategies” heading is deleted and replaced with the following:

The Fund will invest in and adjust its allocation to particular Underlying Funds and direct investments based on a relative value analysis and the Adviser’s macroeconomic outlook.  In particular, the relative value analysis looks at the historical relationships among different asset classes and sectors, and the macroeconomic outlook looks at, among other factors, interest rate forecasts, economic forecasts, and monetary policy expectations.  Following this analysis, a blend of Underlying Funds and direct investments are chosen based on the assets the Adviser believes will provide the best risk-adjusted total return.  Underlying Funds will be selected based on their respective investment objectives, policies, investment strategies and asset class and sector exposures.  While the Fund can invest in any or all of the Underlying Funds, the Fund may not be invested in any one of the Underlying Funds at any particular time.

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Please retain this Supplement for future reference
IEP419

SUPPLEMENT DATED APRIL 1, 2019

FIRST INVESTORS INCOME FUNDS STATEMENT OF ADDITIONAL INFORMATION
DATED JANUARY 31, 2019

FIRST INVESTORS EQUITY FUNDS STATEMENT OF ADDITIONAL INFORMATION
DATED JANUARY 31, 2019

FIRST INVESTORS TAX EXEMPT FUNDS STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2018

1.
In Part II of each of the Statements of Additional Information (“SAI”) listed above, under the section “Distribution Plans” the fourth sentence in the first paragraph is deleted  and replaced with the following:

Under the Class A Plan, each applicable Fund compensates the Underwriter for certain expenses incurred in the distribution of that Fund’s shares and the servicing or maintenance of existing Fund shareholder accounts at an annualized rate of up to 0.25% of each Fund’s average daily net assets attributable to its Class A shares.

2.	All references to the website “foresters.com” are deleted and replaced with “firstinvestorsfunds.com”.

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Please retain this Supplement for future reference
IETS419